Disclosures on Financial Instruments - Summary of Fair Value of Financial Instruments Not Measured at Fair Value on Recurring Basis (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Financial assets not measured at fair value
Finance receivables	$ 4,748.3	₨ 347,149.1	₨ 310,790.7
Financial assets not measured at fair value	17,596.5	1,286,482.1	989,223.9
Financial liabilities not measured at fair value
Short-term debt (excluding current portion of long-term debt)	2,963.1	216,627.9	163,624.8
Long-term debt (including current portion of long-term debt)	15,624.4	1,142,309.2	1,024,372.3
Financial liabilities not measured at fair value	32,067.0	2,344,421.8	2,124,449.7
Not measured at fair value on recurring basis [Member]
Financial assets not measured at fair value
Finance receivables		270,608.8	268,816.5
Other investments		160,788.4	93,546.0
Financial assets not measured at fair value	5,900.7	431,397.2	362,362.5
Financial liabilities not measured at fair value
Short-term debt (excluding current portion of long-term debt)		216,627.9	163,624.8
Long-term debt (including current portion of long-term debt)		1,093,175.6	929,535.9
Financial liabilities not measured at fair value	17,915.6	1,309,803.5	1,093,160.7
Not measured at fair value on recurring basis [Member] | Level 1 [Member]
Financial assets not measured at fair value
Other investments		160,788.4	93,546.0
Financial assets not measured at fair value	2,199.3	160,788.4	93,546.0
Financial liabilities not measured at fair value
Long-term debt (including current portion of long-term debt)		547,498.3	347,156.9
Financial liabilities not measured at fair value	7,488.7	547,498.3	347,156.9
Not measured at fair value on recurring basis [Member] | Level 2 [Member]
Financial liabilities not measured at fair value
Short-term debt (excluding current portion of long-term debt)		216,627.9	163,624.8
Long-term debt (including current portion of long-term debt)		545,677.3	582,379.0
Financial liabilities not measured at fair value	10,426.9	762,305.2	746,003.8
Not measured at fair value on recurring basis [Member] | Level 3 [Member]
Financial assets not measured at fair value
Finance receivables		270,608.8	268,816.5
Financial assets not measured at fair value	$ 3,701.4	₨ 270,608.8	₨ 268,816.5